Leases - Narrative (Details) $ in Millions	12 Months Ended
Mar. 31, 2024 USD ($)
Lessee Operating Leases [Line Items]
Lessee, Operating Lease, Remaining Lease Term	12 years 3 months
Lessee, Operating Lease, Term of Contract	12 years 3 months
Operating Lease, Payments	$ 250.9
Minimum
Lessee Operating Leases [Line Items]
Lessee, Operating Lease, Option to Extend	10
Maximum
Lessee Operating Leases [Line Items]
Lessee, Operating Lease, Option to Extend	12
Starz Business of Lions Gate Entertainment Corp
Lessee Operating Leases [Line Items]
Lessee, Operating Lease, Remaining Lease Term	10 years 6 months